UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            March 31, 2002
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn           Atlanta, Georgia             5/13/02
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         126
                                             -------------------------

Form 13F Information Table Value Total:      $  268,387
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6   COLUMN 7           COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER            TITLE OF              VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER
       --------------              CLASS    CUSIP    (x$1,000)    PRN  AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE    SHARED  NONE
                                 -------    -----     ---------   --------   ---  ----  ----------   --------   ----    ------  ----
3Com Corp.                          COM     885535104      67       11000     SH           SOLE                  11000
Abaxis, Inc.                        COM     002567105     127       19900     SH           SOLE                  19900
ABM Industries, Inc.                COM     000957100    1224       33350     SH           SOLE                  33350
Alcoa, Inc.                         COM     013817101    3992      105782     SH           SOLE                 105782
Allete, Inc.                        COM     018522102    1681       57800     SH           SOLE                  57800
Ametek, Inc.                        COM     031100100    2874       77230     SH           SOLE                  77230
Amgen, Inc.                         COM     031162100     311        5205     SH           SOLE                   5205
Anheuser-Busch Cos., Inc.           COM     035229103    3940       75485     SH           SOLE                  75485
Apogee Enterprises                  COM     037598109    1125       92190     SH           SOLE                  92190
Apria Healthcare Group Com          COM     037933108    2026       82645     SH           SOLE                  82645
Arrow International, Inc.           COM     042764100    1176       24905     SH           SOLE                  24905
Arvinmeritor, Inc.                  COM     043353101    2517       88163     SH           SOLE                  88163
Ashland, Inc.                       COM     044204105    3245       71300     SH           SOLE                  71300
Bank of America                     COM     060505104     777       11422     SH           SOLE                  11422
Barr Laboratories                   COM     068306109    3272       49705     SH           SOLE                  49705
BB&T Corp.                          COM     054937107     424       11118     SH           SOLE                  11118
Bear Stearns                        COM     073902108    2946       46947     SH           SOLE                  46947
Blyth, Inc.                         COM     09643P108    1742       65700     SH           SOLE                  65700
Boeing Co.                          COM     097023105    4945      102493     SH           SOLE                 102493
Briggs & Stratton Corp.             COM     109043109    3236       70350     SH           SOLE                  70350
Caterpillar, Inc.                   COM     149123101    4235       74495     SH           SOLE                  74495
Centex Construction Products,       COM     15231R109    3304       83055     SH           SOLE                  83055
Charter One Financial Inc.          COM     160903100    1738       55665     SH           SOLE                  55665
CIGNA Corp.                         COM     125509109    4401       43405     SH           SOLE                  43405
ClearOne Communications             COM     185060100     312       19000     SH           SOLE                  19000
Comerica, Inc.                      COM     200340107    4170       66648     SH           SOLE                  66648
Constellation Brands, Inc.          COM     21036P108    3376       61421     SH           SOLE                  61421
Countrywide Credit                  COM     222372104    3824       85462     SH           SOLE                  85462
Crane Co.                           COM     224399105    1659       60697     SH           SOLE                  60697
CTS Corp.                           COM     126501105    1970      121240     SH           SOLE                 121240
CVS Corp.                           COM     126650100    3484      101480     SH           SOLE                 101480
Deucalion Research, Inc.            COM     251468104       0      115000     SH           SOLE                 115000
Diebold, Inc.                       COM     253651103    3876       95150     SH           SOLE                  95150
Donaldson, Inc. Com                 COM     257651109    1478       36750     SH           SOLE                  36750
DTE Energy Co.                      COM     233331107    3306       72650     SH           SOLE                  72650
Dynegy, Inc.                        COM     26816Q101    2597       89540     SH           SOLE                  89540
EI Dupont                           COM     263534109     272        5770     SH           SOLE                   5770
Elan Plc                            COM     284131208    3278      235645     SH           SOLE                 235645
Equity Growth Corp. Wt. Exp. 1      COM     294694120       0       12000     SH           SOLE                  12000
Exxon Mobile Corp.                  COM     30231G102     617       14070     SH           SOLE                  14070
Ezcony Interamerica                 COM     G3287M102       0       20100     SH           SOLE                  20100
FirstEnergy Corp.                   COM     337932107    5284      152795     SH           SOLE                 152795
FirstMerit Corp. Com                COM     337915102    2026       70387     SH           SOLE                  70387
Footstar, Inc                       COM     344912100    1647       54032     SH           SOLE                  54032
Ford Motor Co.                      COM     345370100    4259      258299     SH           SOLE                 258299
FPL Group, Inc.                     COM     302571104     482        8100     SH           SOLE                   8100
GenCorp, Inc.                       COM     368682100    1948      123950     SH           SOLE                 123950
General Cable Del New Com.          COM     369300108    2881      201775     SH           SOLE                 201775
General Electric Co.                COM     369604103     356        9513     SH           SOLE                   9513
Goodrich, BF Co.                    COM     382388106    2842       89825     SH           SOLE                  89825
Guidant Corp.                       COM     401698105    5213      120328     SH           SOLE                 120328
Haemonetics Corp Com                COM     405024100     797       25100     SH           SOLE                  25100
Halliburton Co.                     COM     406216101    2250      131800     SH           SOLE                 131800
Harland John H. Co.                 COM     412693103    1304       44850     SH           SOLE                  44850
Harman International Industrie      COM     413086109    2398       48599     SH           SOLE                  48599
Haverty Furniture Co., Inc.         COM     419596101    1868      108514     SH           SOLE                 108514
HJ Heinz Co.                        COM     423074103    1995       48064     SH           SOLE                  48064
ICN Pharmaceuticals, Inc.           COM     448924100    3964      124840     SH           SOLE                 124840
Innodata Corp.                      COM     457642205      87       34800     SH           SOLE                  34800
Ivax Corp.                          COM     465823102    2236      139285     SH           SOLE                 139285
Johnson & Johnson                   COM     478160104     318        4900     SH           SOLE                   4900
Johnson Controls, Inc.              COM     478366107    5015       56785     SH           SOLE                  56785
Jones Apparel Group, Inc.           COM     480074103    3479       99528     SH           SOLE                  99528
JP Morgan, Chase & Co               COM     46625H100    3658      102613     SH           SOLE                 102613
K Mart Corp.                        COM     482584109    1018      636475     SH           SOLE                 636475
Kaman Corp.                         COM     483548103    1549       91395     SH           SOLE                  91395
Kellwood Co.                        COM     488044108    2346       96565     SH           SOLE                  96565
Key Energy Group, Inc.              COM     492914106     111       10400     SH           SOLE                  10400
Kimberly-Clark Corp.                COM     494368103    4640       71765     SH           SOLE                  71765
Lafarge Corp.                       COM     505862102    1056       24425     SH           SOLE                  24425
Laser Vision Centers, Inc.          COM     51807H100      74       23900     SH           SOLE                  23900
Lincoln National Corp.              COM     534187109    1272       25080     SH           SOLE                  25080
LSI Logic Corp.                     COM     502161102    4100      241185     SH           SOLE                 241185
Manitowoc, Inc.                     COM     563571108    2724       68957     SH           SOLE                  68957
May Department Stores Co.           COM     577778103    3656      104920     SH           SOLE                 104920
Maytag Corp.                        COM     578592107    6164      139300     SH           SOLE                 139300
MBNA Corp.                          COM     55262L100    2480       64310     SH           SOLE                  64310
McCormick & Co.                     COM     579780206    3024       59150     SH           SOLE                  59150
Media Arts Group, Inc.              COM     58439C102      38       12000     SH           SOLE                  12000
Moog, Inc.                          COM     615394202    2188       68367     SH           SOLE                  68367
Nabors Industries, Inc.             COM     629568106    3718       87995     SH           SOLE                  87995
National Commerce Financial Co      COM     635449101     483       17391     SH           SOLE                  17391
Navidec                             COM     63934Q101       4       10000     SH           SOLE                  10000
New Frontier Media, Inc.            COM     644398109      40       21000     SH           SOLE                  21000
Nexiq Technologies, Inc.            COM     65334M101      16       11200     SH           SOLE                  11200
Nicor, Inc.                         COM     654086107    2211       48545     SH           SOLE                  48545
Norsk Hydro                         COM     656531605    2813       58724     SH           SOLE                  58724
NUR Macroprinters                   COM     M75165106      25       10000     SH           SOLE                  10000
Orthodontic Centers of America      COM     68750P103    2996      108527     SH           SOLE                 108527
Peregrine Systems, Inc .            COM     71366Q101     103       10869     SH           SOLE                  10869
Pfizer, Inc.                        COM     717081103     681       17134     SH           SOLE                  17134
Philip Morris                       COM     718154107     200        3799     SH           SOLE                   3799
Polaris Industries, Inc.            COM     731068102    4107       64478     SH           SOLE                  64478
PPG Industries                      COM     693506107    4291       78145     SH           SOLE                  78145
Quaker Chemical Corp.               COM     747316107    2298       98415     SH           SOLE                  98415
Quanta Svcs, Inc. Com               COM     74762E102    1586       91750     SH           SOLE                  91750
Red Hat, Inc.                       COM     756577102      97       17000     SH           SOLE                  17000
Regions Financial Corp.             COM     758940100     308        8964     SH           SOLE                   8964
Regis Corp.                         COM     758932107    2583       91980     SH           SOLE                  91980
Royal Bank of Canada                COM     780087102     258        7732     SH           SOLE                   7732
Safeway, Inc.                       COM     786514208    2200       48860     SH           SOLE                  48860
Salton, Inc.                        COM     795757103     667       33610     SH           SOLE                  33610
Sara Lee Corp.                      COM     803111103    5188      249897     SH           SOLE                 249897
Sento Corp.                         COM     816918106      35       34000     SH           SOLE                  34000
Smithfield Foods, Inc.              COM     832248108    3321      127250     SH           SOLE                 127250
Standex International Corp.         COM     854231107    2649      108459     SH           SOLE                 108459
Summa Industries                    COM     86562T105      94       10400     SH           SOLE                  10400
Superior Industries International YPF SA    868168105    1796       36815     SH           SOLE                  36815
Syncor Intl Corp Del Com            COM     87157J106    2247       82463     SH           SOLE                  82463
TBC Corp.                           COM     872180104    1442       99459     SH           SOLE                  99459
Telefonos de Mexico SA              COM     879403780    3458       85625     SH           SOLE                  85625
TeleTech Holdings                   COM     879939106     158       11800     SH           SOLE                  11800
Toll Brothers, Inc.                 COM     889478103    2951       59193     SH           SOLE                  59193
Toro Co.                            COM     891092108    2543       42660     SH           SOLE                  42660
Tyco International, Ltd.            COM     902124106    4846      149945     SH           SOLE                 149945
United Technologies                 COM     913017109    3110       41920     SH           SOLE                  41920
Universal Corp.                     COM     913456109    1508       38325     SH           SOLE                  38325
US Home & Garden                    COM     902939107       5       12400     SH           SOLE                  12400
Vasomedical Inc.                    COM     922232110      82       28600     SH           SOLE                  28600
Verizon Communications              COM     92343V104    2626       56956     SH           SOLE                  56956
VF Corp.                            COM     918204108    3482       80519     SH           SOLE                  80519
Vintage Petroleum, Inc.             COM     927460105    2823      192055     SH           SOLE                 192055
Wachovia corp New                   COM     929903102    5818      156895     SH           SOLE                 156895
Washington Federal, Inc.            COM     938824109    2519      105228     SH           SOLE                 105228
Washington Mutual, Inc.             COM     939322103    1593       48080     SH           SOLE                  48080
Xeta Technology                     COM     983909102     114       17000     SH           SOLE                  17000

REPORT SUMMARY:           126 DATA RECORDS           $268,387           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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